Investment Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity	$ 210	$ 7,373
12 Months or Longer, Fair Value, Held to Maturity	0	3,163
Total Held-to-maturity securities, Fair Value	210	10,536
Less Than 12 Months, Unrealized Losses, Held to Maturity	(4)	(24)
12 Months or Longer, Unrealized Losses, Held to Maturity	0	(8)
Total Held to maturity securities, Unrealized Losses	(4)	(32)
Fair Value and Unrealized Losses of Securities
Total investments, less than 12 months, fair value		3,524,781
Total investments, less than 12 months, unrealized losses		(75,216)
Total investments, 12 months or longer, fair value		0
Total investments, 12 months or longer, unrealized losses		0
Total investments, fair value		3,524,781
Total investments, unrealized losses		(75,216)
United States government-sponsored enterprise securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		3,524,781
12 Months or Longer, Fair Value, Held to Maturity		0
Total Held-to-maturity securities, Fair Value		3,524,781
Less Than 12 Months, Unrealized Losses, Held to Maturity		(75,216)
12 Months or Longer, Unrealized Losses, Held to Maturity		0
Total Held to maturity securities, Unrealized Losses		(75,216)
Investment Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Less Than 12 Months, Fair Value, Held to Maturity		3,524,781
12 Months or Longer, Fair Value, Held to Maturity		0
Total Held-to-maturity securities, Fair Value		3,524,781
Less Than 12 Months, Unrealized Losses, Held to Maturity		(75,216)
12 Months or Longer, Unrealized Losses, Held to Maturity		0
Total Held to maturity securities, Unrealized Losses		$ (75,216)